SHORT TERM BANK LOANS	12 Months Ended
Dec. 31, 2012
SHORT TERM BANK LOANS [Abstract]
SHORT TERM BANK LOANS

NOTE 13 - SHORT TERM BANK LOANS

Short-term loans are summarized as follows:

	Bank Name	Interest Rate per Annum	December 31,
			2012	2011
Due December 13,2013, guaranteed by ZFX and Zhaoyang	Agricultural Bank of China ("ABC") Jiu Long Branch	6.45%	$4,755,413	$-
Due November 7,2013	Anhui Commercial Bank ("ACB") Fei Cui Branch	6.80%	1,585,138	-
Due October 24,2013, collateral by LUR	Anhui Rural Commercial Bank ("ARCB") Ma An Shan Branch	7.20%	3,170,275	-
Due October 17,2013, guaranteed by SOI	ARCB Ma An Shan Branch	7.20%	3,170,275	-
Due September 25,2013, guaranteed by ZFX and SOI	ACB Fei Cui Branch	6.80%	1,585,138	-
Due September 20,2013 guaranteed by ZFX and Dr Tang	China Everbright Bank ("CEB") Ma An Shan Branch	7.54%	792,569	-
Due August 19,2013	Industrial and Commercial Bank of China ("ICBC") Ma An Shan Branch	6.60%	1,585,138	-
Due July 23,2013,	ICBC Jiu Jiang Ba Li Hu Branch	6.31%	1,743,652	-
Due June 15,2013, guaranteed by ZFX	Bank of China ("BOC") Jiu Jiang Branch	5.88%	1,268,096	-
Due June 4,2013, guaranteed by ZFX and Dr Tang	CEB Ma An Shan Branch	7.54%	4,755,413	-
Due May 29, 2013	CEB Ma An Shan Branch	6.56%	1,505,881	-
Due May 8,2013	BOC Ma An Shan Branch	7.82%	5,662,112	-
Due May 7,2013, guaranteed by ZFX and SOI	BOC Ma An Shan Branch	7.82%	1,585,138	-
Due April 28,2013,	ICBC Jiu Jiang Ba Li Hu Branch	6.31%	1,426,624	-
Due April 1,2013, guaranteed by ZFX and SOI subsequently repaid on due date	BOC Ma An Shan Branch	7.82%	1,585,138	-
Due March 31,2013, guaranteed by ZFX and Dr Tang subsequently repaid on due date	China Construction Bank ("CCB") Ma An Shan Branch	5.44%	2,377,707	-
Due March 9 ,2013, guaranteed by ZFX subsequently repaid on due date	BOC Jiu Jiang Branch	5.88%	1,108,612	-

	Bank Name	Interest Rate per Annum	December 31,
			2012	2011
Due March 1, 2013, subsequently repaid on due date	CEB Ma An Shan Branch	6.56%	$1,505,881	$-
Due February 18,2013, guaranteed by ZFX and Dr Tang subsequently repaid on due date	CCB Ma An Shan Branch	5.44%	1,585,138	-
Due February 5, 2013, guaranteed by ZFX, subsequently repaid on due date	BOC Ma An Shan Branch	6.60%	3,170,275	-
Due January 13, 2013, guaranteed by ZFX and Dr Tang subsequently repaid on due date	China Merchants Bank ("CMB") Ma An Shan Branch	7.20%	1,585,138	-
Due January 9,2013, subsequently repaid on due date	ICBC Ma An Shan Branch	6.60%	3,170,275	-
Due December 16, 2012, guaranteed by ZFX and Zhaoyang subsequently repaid on due date	ABC Jiu Long Branch	7.32%	-	4,718,094
Due October 20, 2012, guaranteed by SOI and Zhaoyang subsequently repaid on due date	ARCB Ma An Shan Branch	7.87%	-	3,145,396
Due October 17, 2012, guaranteed by SOI and Zhaoyang subsequently repaid on due date	ARCB Ma An Shan Branch	7.87%	-	3,145,396
Due October 12, 2012, subsequently repaid on due date	ACB Fei Cui Branch	7.22%	-	1,572,698
Due September 30, 2012, guaranteed by SOI and ZFX subsequently repaid on due date	ACB Fei Cui Branch	6.56%	-	1,572,698
Due September 29, 2012, guaranteed by ZFX subsequently repaid on due date	CEB Ma An Shan Branch	8.53%	-	786,349
Due September 28, 2012, guaranteed by ZFX subsequently repaid on due date	CEB Ma An Shan Branch	8.53%	-	786,349
Due September 22, 2012, guaranteed by ZFX subsequently repaid on due date	CEB Ma An Shan Branch	7.87%	-	1,572,698
Due July 25, 2012, subsequently repaid on due date	ICBC Jiu Jiang Ba Li Hu Branch	8.65%	-	1,415,428
Due June 6, 2012, guaranteed by ZFX subsequently repaid on due date	CEB Ma An Shan Branch	7.26%	-	4,718,094
Due June 6, 2012, subsequently repaid on due date	CCB Ma An Shan Branch	10.00%	-	2,988,126

	Bank Name	Interest Rate per Annum	December 31,
			2012	2011
Due May 22, 2012, guaranteed by SOI and ZFX subsequently repaid on due date	BOC Ma An Shan Branch	7.22%	$-	$1,572,698
Due May 17, 2012, guaranteed by SOI and ZFX subsequently repaid on due date	BOC Ma An Shan Branch	7.54%	-	1,572,698
Due April 18, 2012, subsequently repaid on due date	CCB Ma An Shan Branch	6.10%	-	1,572,698
Due April 4, 2012, subsequently repaid on due date	ICBC Ma An Shan Branch	6.94%	-	3,145,396
Due March 27, 2012, guaranteed by ZFX subsequently repaid on due date	BOC Jiu Jiang Branch	7.32%	-	786,316
Due March 10, 2012, guaranteed by ZFX subsequently repaid on due date	CCB Ma An Shan Branch	5.45%	-	3,302,666
Due March 10, 2012 subsequently repaid on due date	ICBC Jiu Jiang Ba Li Hu Branch	8.31%	-	1,729,968
Due March 5, 2012, guaranteed by ZFX subsequently repaid on due date	BOC Jiu Jiang Branch	7.32%	-	314,525
Due February 17, 2012 subsequently repaid on due date	ICBC Ma An Shan Branch	6.94%	-	1,572,698
Due February 11, 2012 guaranteed by SOI and ZFX, subsequently repaid on due date	BOC Ma An Shan Branch	7.54%	-	1,572,698
Due February 6, 2012, guaranteed by ZFX, subsequently repaid on due date	BOC Ma An Shan Branch	7.87%	-	3,145,396
Due January 15, 2012,guaranteed by ZFX subsequently repaid on due date	BOC Jiu Jiang Branch	7.32%	-	1,257,126
Total			$50,679,026	$47,966,209

All short term bank loans are obtained from local banks in China and are repayable within one year.

The weighted average annual interest rate of the short-term bank loans was 6.75% and 7.54% as of December 31, 2012 and 2011, respectively. Interest expense, included in the financial expenses in the statement of operations, was $3,335,158, $2,998,929 and $1,949,982 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company was in compliance of their financial covenants at December 31, 2012 and 2011, respectively.